SHARE CAPITAL - Assumptions (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SHARE CAPITAL
Risk-free interest rate	0.45%	1.36%
Expected life (years)	3 years 1 month 10 days	3 years 18 days
Annualized volatility	62.00%	54.00%
Forfeiture rate	17.00%	15.00%